UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2009 to July 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Large Cap Value Fund

Schedule of Investments

July 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (5.7%)
Cubic Corp.	51	$1,997
General Dynamics Corp.	16,300	902,857
ITT Corp.	3,300	163,020
L-3 Communications Holdings, Inc.	700	52,850
Lockheed Martin Corp.	2,000	149,520
Northrop Grumman Corp.	99,600	4,440,168
Raytheon Co.	58,200	2,732,490
Rockwell Collins, Inc.	800	33,760
Spirit Aerosystems Holdings, Inc. Class A*	100	1,301
United Technologies Corp.	2,800	152,516
		8,630,479
Air Freight & Logistics (0.2%)
FedEx Corp.	4,500	305,280
UTI Worldwide, Inc.*	300	3,786
		309,066
Airlines (0.1%)
Airtran Holdings, Inc.*	25,200	182,448
Southwest Airlines Co.	100	785
		183,233
Auto Components (0.3%)
Autoliv, Inc.	6,800	243,508
Cooper Tire & Rubber Co.	1,000	14,760
Federal Mogul Corp.*	300	4,239
Johnson Controls, Inc.	6,100	157,868
TRW Automotive Holdings Corp.*	1,300	21,879
		442,254
Automobiles (0.0%)
Ford Motor Co.*	4,700	37,600
Harley-Davidson, Inc.	100	2,260
Thor Industries, Inc.	600	14,346
		54,206
Beverages (0.4%)
Dr. Pepper Snapple Group, Inc.*	4,800	118,128
Pepsi Bottling Group, Inc.	13,400	454,930
		573,058
Biotechnology (0.3%)
Amgen, Inc.*	6,300	392,553
Biogen Idec, Inc.*	1,000	47,550
		440,103
Building Products (0.0%)
Armstrong World Industries, Inc.*	600	14,760
Masco Corp.	2,300	32,039
Owens Corning*	900	16,542
USG Corp.*	200	2,828
		66,169
Capital Markets (5.4%)
Ameriprise Financial, Inc.	2,000	55,600
BlackRock, Inc.	600	114,324
Blackstone Group LP	2,700	30,402
E*Trade Financial Corp.*	3,900	5,850
Franklin Resources, Inc.	3,600	319,248
Invesco, Ltd.	29,000	572,750
Investment Technology Group, Inc.*	2,400	53,640

	Number of Shares	Value
COMMON STOCKS
Capital Markets
Jefferies Group, Inc.*	100	$2,286
Morgan Stanley	73,400	2,091,900
Northern Trust Corp.	700	41,867
Piper Jaffray Cos.*	200	9,172
Raymond James Financial, Inc.	100	2,052
State Street Corp.	9,600	482,880
TD Ameritrade Holding Corp.*	8,600	159,444
The Bank of New York Mellon Corp.	82,000	2,241,880
The Charles Schwab Corp.	52,900	945,323
The Goldman Sachs Group, Inc.	3,300	538,890
Waddell & Reed Financial, Inc. Class A	15,500	439,735
		8,107,243
Chemicals (1.7%)
Ashland, Inc.	5,500	182,270
Cabot Corp.	4,600	84,180
Cytec Industries, Inc.	4,000	100,400
E.I. du Pont de Nemours & Co.	2,700	83,511
Eastman Chemical Co.	8,500	422,110
Intrepid Potash, Inc.*	100	2,526
Lubrizol Corp.	1,900	110,067
RPM International, Inc.	100	1,596
The Dow Chemical Co.	53,400	1,130,478
The Mosaic Co.	500	26,075
The Scotts Miracle-Gro Co. Class A	8,000	312,400
Valspar Corp.	1,900	48,108
Westlake Chemical Corp.	400	9,996
		2,513,717
Commercial Banks (5.5%)
Associated Banc-Corp.	16,800	182,112
Bancorpsouth, Inc.	12,200	274,500
BB&T Corp.	52,100	1,192,048
BOK Financial Corp.	700	29,323
CapitalSource, Inc.	6,200	28,768
Comerica, Inc.	100	2,384
First Citizens BancShares, Inc. Class A	170	24,145
First Commonwealth Financial Corp.	3,400	22,678
FirstMerit Corp.	3,700	69,116
FNB Corp.	5,300	41,128
Fulton Financial Corp.	4,684	31,664
Huntington Bancshares, Inc.	14,600	59,714
Keycorp	11,100	64,158
Marshall & Ilsley Corp.	8,600	51,944
PNC Financial Services Group, Inc.	11,800	432,588
Popular, Inc.	2,800	3,556
Regions Financial Corp.	38,800	171,496
Synovus Financial Corp.	8,600	30,186
U.S. Bancorp	133,600	2,726,776
Valley National Bancorp	14,500	184,440
Wells Fargo & Co.	94,700	2,316,362
Whitney Holding Corp.	2,122	18,589
Wilmington Trust Corp.	5,400	62,046
Zions Bancorporation	20,700	281,106
		8,300,827
Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	100	2,673
Cintas Corp.	8,100	203,958
Corrections Corp. of America*	100	1,726
Deluxe Corp.	800	12,520
R. R. Donnelley & Sons Co.	51,100	710,290
Republic Services, Inc.	100	2,660
Steelcase, Inc. Class A	700	5,124

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Waste Management, Inc.	1,700	$47,787
		986,738
Communications Equipment (0.1%)
JDS Uniphase Corp.*	900	5,274
Motorola, Inc.	100	716
Polycom, Inc.*	4,200	99,750
		105,740
Computers & Peripherals (1.8%)
Apple, Inc.*	2,200	359,458
Dell, Inc.*	33,400	446,892
Diebold, Inc.	100	2,772
EMC Corp.*	29,900	450,294
Hewlett-Packard Co.	20,500	887,650
Lexmark International, Inc. Class A*	100	1,448
NCR Corp.*	500	6,470
QLogic Corp.*	4,000	52,200
STEC, Inc.*	1,000	34,090
Sun Microsystems, Inc.*	41,000	375,970
Synaptics, Inc.*	1,100	26,367
Teradata Corp.*	100	2,457
Western Digital Corp.*	4,900	148,225
		2,794,293
Construction & Engineering (0.7%)
Aecom Technology Corp.*	4,300	139,320
Dycom Industries, Inc.*	500	6,365
Fluor Corp.	1,600	84,480
Jacobs Engineering Group, Inc.*	17,700	725,346
KBR, Inc.	661	14,006
Quanta Services, Inc.*	700	16,317
The Shaw Group, Inc.*	3,300	97,152
		1,082,986
Construction Materials (0.0%)
Eagle Materials, Inc.	400	10,920
Vulcan Materials Co.	1,000	47,480
		58,400
Consumer Finance (0.2%)
American Express Co.	7,600	215,308
AmeriCredit Corp.*	2,500	39,225
Discover Financial Services	100	1,188
SLM Corp.*	5,900	52,451
		308,172
Containers & Packaging (0.8%)
Aptargroup, Inc.	100	3,492
Bemis Co., Inc.	100	2,632
Packaging Corp. of America	100	1,967
Pactiv Corp.*	35,600	896,408
Sealed Air Corp.	2,600	47,814
Sonoco Products Co.	100	2,648
Temple-Inland, Inc.	11,300	176,958
		1,131,919
Distributors (0.0%)
Genuine Parts Co.	100	3,542

Diversified Consumer Services (0.7%)
Career Education Corp.*	6,400	146,688
Corinthian Colleges, Inc.*	30,900	477,096
H&R Block, Inc.	200	3,338

	Number of Shares	Value
COMMON STOCKS
Diversified Consumer Services
ITT Educational Services, Inc.*	3,900	$379,665
Regis Corp.	4,800	65,568
		1,072,355
Diversified Financial Services (2.0%)
Bank of America Corp.	153,744	2,273,874
Citigroup, Inc.	174,600	553,482
JPMorgan Chase & Co.	4,300	166,195
The NASDAQ OMX Group, Inc.*	100	2,113
		2,995,664
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	10,705	280,792
CenturyTel, Inc.	100	3,139
Clearwire Corp. Class A*	300	2,430
Qwest Communications International, Inc.	45,400	175,244
Verizon Communications, Inc.	100	3,207
		464,812
Electric Utilities (1.5%)
Allegheny Energy, Inc.	10,500	264,705
American Electric Power Co., Inc.	700	21,672
DPL, Inc.	100	2,395
Duke Energy Corp.	5,200	80,496
Edison International	2,100	67,872
Entergy Corp.	900	72,297
FirstEnergy Corp.	4,800	197,760
Great Plains Energy, Inc.	4,600	73,278
Hawaiian Electric Industries, Inc.	14,200	253,754
Pepco Holdings, Inc.	100	1,438
Pinnacle West Capital Corp.	100	3,196
PPL Corp.	32,900	1,111,691
Progress Energy, Inc.	1,800	70,992
		2,221,546
Electrical Equipment (0.8%)
Cooper Industries, Ltd. Class A	26,900	886,355
Emerson Electric Co.	1,900	69,122
First Solar, Inc.*	500	77,195
Thomas & Betts Corp.*	8,500	226,440
		1,259,112
Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.*	100	2,577
Avnet, Inc.*	3,900	95,160
AVX Corp.	300	3,297
Corning, Inc.	9,800	166,600
FLIR Systems, Inc.*	9,700	208,453
Ingram Micro, Inc. Class A*	52,800	888,096
Jabil Circuit, Inc.	4,500	41,220
Molex, Inc.	2,500	44,400
Tech Data Corp.*	100	3,493
Tyco Electronics, Ltd.	100	2,147
		1,455,443
Energy Equipment & Services (3.3%)
BJ Services Co.	100	1,418
ENSCO International, Inc.	29,100	1,102,599
Global Industries, Ltd.*	500	3,415
Halliburton Co.	100	2,209
Helmerich & Payne, Inc.	100	3,436
Nabors Industries, Ltd.*	100	1,702
National-Oilwell Varco, Inc.*	3,000	107,820
Noble Corp.	35,800	1,212,188

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Oceaneering International, Inc.*	3,700	$188,404
Oil States International, Inc.*	100	2,712
Patterson-UTI Energy, Inc.	100	1,381
Pride International, Inc.*	100	2,507
Rowan Cos., Inc.	88,100	1,879,173
Schlumberger, Ltd.	10,300	551,050
Unit Corp.*	100	3,169
		5,063,183
Food & Staples Retailing (1.9%)
CVS Caremark Corp.	2,500	83,700
Safeway, Inc.	4,800	90,864
SUPERVALU, Inc.	100	1,483
Sysco Corp.	10,700	254,232
The Kroger Co.	59,900	1,280,662
Wal-Mart Stores, Inc.	24,100	1,202,108
		2,913,049
Food Products (2.1%)
Archer-Daniels-Midland Co.	50,700	1,527,084
Bunge, Ltd.	3,900	272,883
Chiquita Brands International, Inc.*	4,300	52,675
ConAgra Foods, Inc.	100	1,963
Corn Products International, Inc.	100	2,800
Dean Foods Co.*	11,400	241,566
Del Monte Foods Co.	1,000	9,660
Hormel Foods Corp.	100	3,591
Kraft Foods, Inc. Class A	1,700	48,178
Lancaster Colony Corp.	600	27,324
McCormick & Co., Inc.	100	3,222
Sara Lee Corp.	1,700	18,088
Smithfield Foods, Inc.*	1,300	17,615
Tyson Foods, Inc. Class A	79,600	909,828
		3,136,477
Gas Utilities (0.0%)
Atmos Energy Corp.	100	2,716
National Fuel Gas Co.	100	4,058
New Jersey Resources Corp.	700	27,020
Nicor, Inc.	500	18,220
Northwest Natural Gas Co.	200	8,928
Questar Corp.	100	3,307
Southwest Gas Corp.	100	2,422
UGI Corp.	100	2,644
		69,315
Health Care Equipment & Supplies (0.4%)
Becton, Dickinson and Co.	100	6,515
Boston Scientific Corp.*	7,400	79,476
Greatbatch, Inc.*	400	8,816
Hologic, Inc.*	100	1,469
Inverness Medical Innovations, Inc.*	100	3,365
ResMed, Inc.*	3,200	131,200
Stryker Corp.	6,600	256,608
Thoratec Corp.*	4,200	105,588
Zimmer Holdings, Inc.*	800	37,280
		630,317
Health Care Providers & Services (2.9%)
Aetna, Inc.	62,700	1,691,019
AmerisourceBergen Corp.	200	3,944
Cardinal Health, Inc.	1,000	33,300
CIGNA Corp.	800	22,720
Coventry Health Care, Inc.*	47,000	1,081,000

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
Express Scripts, Inc.*	500	$35,020
Humana, Inc.*	21,400	702,990
Kindred Healthcare, Inc.*	3,300	46,332
LifePoint Hospitals, Inc.*	100	2,766
Lincare Holdings, Inc.*	1,200	31,416
McKesson Corp.	1,100	56,265
Omnicare, Inc.	1,000	23,870
Quest Diagnostics, Inc.	900	49,158
Tenet Healthcare Corp.*	4,900	19,355
UnitedHealth Group, Inc.	11,900	333,914
WellPoint, Inc.*	3,728	196,242
		4,329,311
Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	13,300	372,267
Darden Restaurants, Inc.	300	9,717
International Speedway Corp. Class A	700	17,899
McDonald’s Corp.	9,700	534,082
P.F. Chang’s China Bistro, Inc.*	10,358	351,240
Panera Bread Co. Class A*	15,502	851,990
Royal Caribbean Cruises, Ltd.	2,800	40,656
The Cheesecake Factory, Inc.*	7,700	149,149
Wendy’s/Arby’s Group, Inc. Class A	7,000	32,060
WMS Industries, Inc.*	14,200	513,472
		2,872,532
Household Durables (1.1%)
American Greetings Corp. Class A	800	12,616
Black & Decker Corp.	900	33,840
D.R. Horton, Inc.	2,400	27,816
Fortune Brands, Inc.	100	3,957
Garmin, Ltd.	700	19,362
Harman International Industries, Inc.	500	12,340
Jarden Corp.*	1,600	39,440
KB Home	1,000	16,690
Leggett & Platt, Inc.	23,000	399,050
Lennar Corp. Class A	1,600	18,944
M.D.C. Holdings, Inc.	600	21,144
Newell Rubbermaid, Inc.	69,000	888,030
NVR, Inc.*	100	60,115
Tempur-Pedic International, Inc.	1,800	26,694
Tupperware Brands Corp.	1,200	40,884
Whirlpool Corp.	1,000	57,090
		1,678,012
Household Products (0.1%)
The Procter & Gamble Co.	1,500	83,265

Independent Power Producers & Energy Traders (1.2%)
Constellation Energy Group, Inc.	100	2,870
Mirant Corp.*	82,078	1,482,329
Ormat Technologies, Inc.	500	19,795
RRI Energy, Inc.*	9,800	52,430
The AES Corp.*	17,600	225,104
		1,782,528
Industrial Conglomerates (0.6%)
3M Co.	2,400	169,248
Carlisle Cos., Inc.	100	3,133
General Electric Co.	13,200	176,880
Tyco International, Ltd.	19,500	589,290
		938,551

	Number of Shares	Value
COMMON STOCKS
Insurance (8.2%)
ACE, Ltd.	3,400	$166,804
Aflac, Inc.	35,700	1,351,602
Allied World Assurance Co. Holdings, Ltd.	1,500	65,190
American Financial Group, Inc.	400	9,756
AON Corp.	7,100	280,095
Arch Capital Group, Ltd.*	1,600	99,504
Arthur J. Gallagher & Co.	19,645	449,871
Aspen Insurance Holdings, Ltd.	2,600	64,662
Assurant, Inc.	100	2,552
Axis Capital Holdings, Ltd.	3,200	91,072
Brown & Brown, Inc.	100	1,918
CNA Financial Corp.	4,000	68,200
Endurance Specialty Holdings, Ltd.	100	3,337
Erie Indemnity Co. Class A	906	33,930
Everest Re Group, Ltd.	1,900	152,418
Fidelity National Financial, Inc. Class A	100	1,435
First American Corp.	21,000	620,550
Genworth Financial, Inc. Class A	7,800	53,820
Hartford Financial Services Group, Inc.	1,900	31,331
HCC Insurance Holdings, Inc.	28,900	725,390
Loews Corp.	45,100	1,353,902
Marsh & McLennan Cos., Inc.	8,700	177,654
MBIA, Inc.*	4,400	18,436
Mercury General Corp.	100	3,507
MetLife, Inc.	8,700	295,365
Odyssey Re Holdings Corp.	300	13,860
Old Republic International Corp.	100	1,034
OneBeacon Insurance Group, Ltd. Class A	800	9,040
PartnerRe, Ltd.	1,800	123,462
Principal Financial Group, Inc.	5,100	120,870
Protective Life Corp.	2,300	34,385
Prudential Financial, Inc.	50,900	2,253,343
RenaissanceRe Holdings, Ltd.	2,000	100,500
StanCorp Financial Group, Inc.	1,000	34,420
The Allstate Corp.	43,600	1,173,276
The Chubb Corp.	2,600	120,068
The Progressive Corp.*	13,300	207,214
The Travelers Cos., Inc.	23,800	1,025,066
Transatlantic Holdings, Inc.	1,124	53,176
Unitrin, Inc.	1,338	17,648
Unum Group	32,200	604,394
Validus Holdings, Ltd.	900	20,430
W.R. Berkley Corp.	100	2,323
Wesco Financial Corp.	500	152,475
White Mountains Insurance Group, Ltd.	200	51,600
XL Capital, Ltd. Class A	10,800	152,064
		12,392,949
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	2,400	205,824
Expedia, Inc.*	18,800	389,348
Liberty Media Corp. - Interactive Class A*	19,700	131,202
NetFlix, Inc.*	9,400	413,036
priceline.com, Inc.*	800	103,696
		1,243,106
Internet Software & Services (0.5%)
Google, Inc. Class A*	100	44,305
Sohu.com, Inc.*	10,400	636,168
		680,473
IT Services (0.4%)
Alliance Data Systems Corp.*	500	25,500
Amdocs, Ltd.*	5,300	126,776

	Number of Shares	Value
COMMON STOCKS
IT Services
Automatic Data Processing, Inc.	3,200	$119,200
Broadridge Financial Solutions, Inc.	10,712	184,996
Convergys Corp.*	2,500	26,775
Global Cash Access Holdings, Inc.*	8,500	76,500
SAIC, Inc.*	100	1,809
Visa, Inc. Class A	700	45,822
Wright Express Corp.*	200	5,656
		613,034
Leisure Equipment & Products (0.2%)
Callaway Golf Co.	8,000	50,960
Hasbro, Inc.	1,500	39,750
Mattel, Inc.	9,900	174,042
Polaris Industries, Inc.	1,100	41,657
Smith & Wesson Holding Corp.*	1,600	9,696
		316,105
Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	100	3,307
PerkinElmer, Inc.	100	1,763
Thermo Fisher Scientific, Inc.*	1,700	76,976
Waters Corp.*	5,200	261,300
		343,346
Machinery (1.2%)
Crane Co.	5,300	112,466
Dover Corp.	100	3,401
Federal Signal Corp.	1,200	10,632
Flowserve Corp.	700	56,539
Gardner Denver, Inc.*	776	22,651
IDEX Corp.	100	2,728
Illinois Tool Works, Inc.	4,500	182,475
Ingersoll-Rand PLC	100	2,888
Lincoln Electric Holdings, Inc.	400	16,952
Navistar International Corp.*	3,600	142,344
Oshkosh Corp.	700	19,215
Pentair, Inc.	1,100	30,052
Tennant Co.	300	6,582
Terex Corp.*	1,100	16,698
The Manitowoc Co., Inc.	5,300	32,754
The Timken Co.	39,200	798,896
Trinity Industries, Inc.	21,200	295,952
		1,753,225
Marine (0.0%)
Alexander & Baldwin, Inc.	800	23,376

Media (4.1%)
Cablevision Systems Corp. Group A	9,200	188,324
Clear Channel Outdoor Holdings, Inc. Class A*	100	574
Comcast Corp. Class A	95,200	1,414,672
DISH Network Corp. Class A*	156,800	2,657,760
Gannett Co., Inc.	19,000	133,000
Interpublic Group of Cos., Inc.*	19,700	102,637
Liberty Global, Inc. Class A*	4,100	85,895
Liberty Media Corp. - Capital Series A*	1,400	20,412
Marvel Entertainment, Inc.*	3,500	138,460
Meredith Corp.	1,800	47,646
Omnicom Group, Inc.	12,300	418,200
Scripps Networks Interactive, Inc. Class A	700	22,596
The McGraw-Hill Cos., Inc.	17,100	536,085
The Walt Disney Co.	100	2,512
Time Warner, Inc.	12,500	333,250
Viacom, Inc. Class B*	700	16,212

	Number of Shares	Value
COMMON STOCKS
Media
Virgin Media, Inc.	9,800	$102,410
Warner Music Group Corp.*	1,300	7,306
		6,227,951
Metals & Mining (0.6%)
Alcoa, Inc.	4,400	51,744
Carpenter Technology Corp.	100	1,869
Century Aluminum Co.*	200	1,676
Cliffs Natural Resources, Inc.	1,000	27,390
Commercial Metals Co.	100	1,654
Nucor Corp.	2,400	106,728
Reliance Steel & Aluminum Co.	1,000	33,710
Royal Gold, Inc.	800	32,864
Schnitzer Steel Industries, Inc. Class A	600	32,262
Steel Dynamics, Inc.	1,100	17,996
Titanium Metals Corp.	100	837
United States Steel Corp.	200	7,950
Walter Energy, Inc.	8,800	434,368
Worthington Industries, Inc.	11,100	146,742
		897,790
Multi-Utilities (1.5%)
Alliant Energy Corp.	100	2,616
Black Hills Corp.	700	18,207
DTE Energy Co.	8,000	275,680
Integrys Energy Group, Inc.	100	3,378
MDU Resources Group, Inc.	600	12,078
NiSource, Inc.	100	1,289
OGE Energy Corp.	100	3,010
PG&E Corp.	3,700	149,369
Public Service Enterprise Group, Inc.	22,600	733,370
SCANA Corp.	100	3,535
Sempra Energy	13,800	723,534
TECO Energy, Inc.	1,900	25,631
Vectren Corp.	100	2,456
Xcel Energy, Inc.	14,900	297,106
		2,251,259
Multiline Retail (0.6%)
99 Cents Only Stores*	7,900	115,735
Big Lots, Inc.*	13,300	306,432
Family Dollar Stores, Inc.	6,900	216,798
J.C. Penney Co., Inc.	100	3,015
Kohl’s Corp.*	3,200	155,360
Macy’s, Inc.	8,300	115,453
Sears Holdings Corp.*	800	53,072
		965,865
Office Electronics (0.0%)
Zebra Technologies Corp. Class A*	100	2,444

Oil, Gas & Consumable Fuels (17.4%)
Alpha Natural Resources, Inc.*	20,300	676,193
Apache Corp.	21,700	1,821,715
Atlas Pipeline Partners LP	2,600	18,902
Berry Petroleum Co. Class A	4,400	104,368
Cabot Oil & Gas Corp.	100	3,513
Chesapeake Energy Corp.	2,600	55,744
Chevron Corp.	55,400	3,848,638
Cimarex Energy Co.	100	3,578
ConocoPhillips	30,100	1,315,671
Consol Energy, Inc.	16,100	572,033
Devon Energy Corp.	700	40,663
EOG Resources, Inc.	5,900	436,777

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	198,900	$14,000,571
Forest Oil Corp.*	100	1,685
Frontline, Ltd.	1,600	36,592
Hess Corp.	2,600	143,520
Marathon Oil Corp.	25,900	835,275
Mariner Energy, Inc.*	2,600	31,174
McMoRan Exploration Co.*	5,000	31,800
Murphy Oil Corp.	9,200	535,440
Newfield Exploration Co.*	100	3,933
Occidental Petroleum Corp.	9,900	706,266
Overseas Shipholding Group, Inc.	600	20,610
Pioneer Natural Resources Co.	2,200	62,810
Rex Energy Corp.*	1,700	10,064
SandRidge Energy, Inc.*	40,000	374,000
Southern Union Co.	100	1,938
Southwestern Energy Co.*	700	29,001
St. Mary Land & Exploration Co.	100	2,387
Stone Energy Corp.*	1,100	11,946
Sunoco, Inc.	100	2,469
Teekay Corp.	800	14,240
Tesoro Corp.	2,300	30,107
The Williams Cos., Inc.	9,200	153,548
USEC, Inc.*	1,100	4,257
Valero Energy Corp.	12,700	228,600
W&T Offshore, Inc.	400	4,276
XTO Energy, Inc.	2,400	96,552
		26,270,856
Paper & Forest Products (0.0%)
International Paper Co.	100	1,881
MeadWestvaco Corp.	1,800	35,082
Schweitzer-Mauduit International, Inc.	95	3,106
		40,069
Personal Products (0.0%)
Alberto-Culver Co.	500	12,810
Mead Johnson Nutrition Co. Class A	500	18,205
NBTY, Inc.*	100	3,620
Nu Skin Enterprises, Inc. Class A	600	10,806
Revlon, Inc. Class A*	1,500	9,090
		54,531
Pharmaceuticals (7.0%)
Abbott Laboratories	4,700	211,453
Bristol-Myers Squibb Co.	14,500	315,230
Eli Lilly & Co.	2,100	73,269
Endo Pharmaceuticals Holdings, Inc.*	100	2,101
Forest Laboratories, Inc.*	100	2,583
Johnson & Johnson	18,000	1,096,020
King Pharmaceuticals, Inc.*	100	907
Merck & Co., Inc.	22,200	666,222
Pfizer, Inc.	402,900	6,418,197
Schering-Plough Corp.	4,000	106,040
Sepracor, Inc.*	54,600	947,310
Teva Pharmaceutical Industries, Ltd. ADR	3,022	161,194
The Medicines Co.*	1,500	12,165
Valeant Pharmaceuticals International*	22,584	582,667
Wyeth	100	4,655
		10,600,013
Professional Services (0.0%)
Manpower, Inc.	1,200	57,540

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts (2.3%)
Alexandria Real Estate Equities, Inc.	1,100	$41,921
AMB Property Corp.	4,000	79,240
Annaly Capital Management, Inc.	18,000	303,300
Apartment Investment & Management Co. Class A	3,404	31,930
AvalonBay Communities, Inc.	2,031	118,204
Boston Properties, Inc.	3,100	163,990
Brandywine Realty Trust	4,100	33,538
BRE Properties, Inc.	1,500	35,595
Camden Property Trust	2,100	61,971
Chimera Investment Corp.	20,000	71,600
Corporate Office Properties Trust	1,800	61,038
Cousins Properties, Inc.	3,300	28,446
Developers Diversified Realty Corp.	10,352	58,075
Douglas Emmett, Inc.	3,700	37,592
Duke Realty Corp.	7,500	71,175
Equity Residential	6,600	158,400
Essex Property Trust, Inc.	800	52,008
Federal Realty Investment Trust	1,500	85,575
HCP, Inc.	5,500	141,680
Health Care REIT, Inc.	1,800	72,108
Hospitality Properties Trust	2,900	45,791
Host Hotels & Resorts, Inc.	15,400	139,832
HRPT Properties Trust	7,500	36,150
Kimco Realty Corp.	11,100	109,224
Liberty Property Trust	2,700	74,979
Mack-Cali Realty Corp.	2,500	69,775
Nationwide Health Properties, Inc.	800	23,216
Plum Creek Timber Co., Inc.	2,900	90,712
ProLogis	11,100	97,569
Rayonier, Inc.	1,300	50,687
Realty Income Corp.	3,000	70,740
Regency Centers Corp.	2,000	64,160
Senior Housing Properties Trust	3,800	70,908
Simon Property Group, Inc.	4,300	239,596
SL Green Realty Corp.	2,200	56,716
Taubman Centers, Inc.	1,700	45,237
The Macerich Co.	2,500	49,175
UDR, Inc.	4,530	47,339
Ventas, Inc.	4,700	165,910
Vornado Realty Trust	4,075	207,906
Walter Investment Management Corp.*	36	484
Weingarten Realty Investors	3,500	54,005
		3,517,497
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	1,200	13,080
Jones Lang LaSalle, Inc.	700	26,572
		39,652
Road & Rail (0.5%)
Avis Budget Group, Inc.*	1,400	11,970
CSX Corp.	12,700	509,524
Hertz Global Holdings, Inc.*	8,200	77,408
Norfolk Southern Corp.	2,000	86,500
Ryder System, Inc.	1,123	39,451
Werner Enterprises, Inc.	1,000	18,060
		742,913
Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	8,600	31,476
Atmel Corp.*	14,300	59,631
Broadcom Corp. Class A*	1,900	53,637
Cypress Semiconductor Corp.*	800	8,496
Fairchild Semiconductor International, Inc.*	2,600	22,958

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	3,100	$20,987
Intel Corp.	36,800	708,400
International Rectifier Corp.*	100	1,656
Intersil Corp. Class A	2,300	33,051
Lam Research Corp.*	100	3,006
LSI Corp.*	11,200	58,016
Maxim Integrated Products, Inc.	3,900	69,108
Micron Technology, Inc.*	8,900	56,871
Novellus Systems, Inc.*	24,200	473,594
Silicon Laboratories, Inc.*	8,000	342,640
Teradyne, Inc.*	17	134
Tessera Technologies, Inc.*	5,600	157,304
Texas Instruments, Inc.	144,600	3,477,630
		5,578,595
Software (0.6%)
AsiaInfo Holdings, Inc.*	900	17,343
Autodesk, Inc.*	8,600	187,566
Compuware Corp.*	3,500	25,655
Electronic Arts, Inc.*	8,600	184,642
Fair Isaac Corp.	1,200	23,028
Microsoft Corp.	4,100	96,432
Novell, Inc.*	6,400	29,312
Red Hat, Inc.*	8,500	194,055
Salesforce.com, Inc.*	400	17,336
Sybase, Inc.*	700	25,060
Symantec Corp.*	4,700	70,171
Synopsys, Inc.*	100	1,998
		872,598
Specialty Retail (2.9%)
Aaron’s, Inc.	800	21,976
Aeropostale, Inc.*	7,400	269,360
American Eagle Outfitters, Inc.	100	1,439
AnnTaylor Stores Corp.*	800	9,656
AutoNation, Inc.*	4,100	84,788
Barnes & Noble, Inc.	21,900	504,357
Bed Bath & Beyond, Inc.*	100	3,475
Foot Locker, Inc.	9,700	107,476
GameStop Corp. Class A*	11,400	249,546
Home Depot, Inc.	6,800	176,392
Lowe’s Cos., Inc.	16,200	363,852
Ltd Brands, Inc.	1,600	20,704
Office Depot, Inc.*	7,800	35,490
Penske Auto Group, Inc.	11,200	231,616
PetSmart, Inc.	31,300	700,181
RadioShack Corp.	33,000	511,830
Rent-A-Center, Inc.*	12,600	261,576
Sally Beauty Holdings, Inc.*	3,300	23,034
Staples, Inc.	100	2,102
The Gap, Inc.	33,300	543,456
TJX Cos., Inc.	6,900	249,987
		4,372,293
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	700	20,713
Jones Apparel Group, Inc.	2,211	30,423
Phillips-Van Heusen Corp.	200	7,076
Polo Ralph Lauren Corp.	5,800	365,690
The Warnaco Group, Inc.*	1,900	69,027
		492,929
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	5,400	52,434

	Number of Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance
NewAlliance Bancshares, Inc.	3,500	$42,875
Ocwen Financial Corp.*	100	1,425
		96,734
Tobacco (0.3%)
Lorillard, Inc.	5,100	375,972

Trading Companies & Distributors (0.1%)
GATX Corp.	100	2,522
United Rentals, Inc.*	1,200	8,964
WESCO International, Inc.*	7,800	192,582
		204,068
Water Utilities (0.0%)
Aqua America, Inc.	100	1,806

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.*	92,300	369,200
Syniverse Holdings, Inc.*	14,000	245,420
Telephone & Data Systems, Inc.	800	20,592
United States Cellular Corp.*	1,400	50,148
		685,360
TOTAL COMMON STOCKS (Cost $137,122,583)		150,771,966

	Par (000)
SHORT-TERM INVESTMENT (0.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/03/09 (Cost $929,000)	$929	929,000

TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $138,051,583)		151,700,966

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(388,576)

NET ASSETS (100.0%)		$151,312,390

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*                                         Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$150,771,966	$—	$—	$150,771,966
Short-Term Investment	—	929,000	—	929,000
Other Financial Instruments*	—	—	—	—
	$150,771,966	$929,000	$—	$151,700,966

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $138,051,583, $15,138,355, $(1,488,972) and $13,649,383, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Small Cap Core Fund

Schedule of Investments

July 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.2%)
Aerospace & Defense (0.8%)
Aerovironment, Inc.*	1,000	$28,440
American Science and Engineering, Inc.	2,300	160,425
Applied Signal Technology, Inc.	3,300	82,500
Argon ST, Inc.*	100	1,911
Axsys Technologies, Inc.*	4,800	257,616
Cubic Corp.	1,996	78,163
Curtiss-Wright Corp.	300	9,909
DynCorp International, Inc. Class A*	4,800	97,488
GenCorp, Inc.*	4,300	11,180
Orbital Sciences Corp.*	300	4,062
Stanley, Inc.*	100	3,074
Teledyne Technologies, Inc.*	100	3,273
		738,041
Air Freight & Logistics (0.8%)
HUB Group, Inc. Class A*	100	2,149
UTI Worldwide, Inc.*	52,800	666,336
		668,485
Airlines (1.3%)
Airtran Holdings, Inc.*	63,490	459,668
Alaska Air Group, Inc.*	27,600	636,456
Allegiant Travel Co.*	1,300	56,303
Skywest, Inc.	300	3,804
		1,156,231
Auto Components (0.7%)
Cooper Tire & Rubber Co.	20,900	308,484
Spartan Motors, Inc.	300	2,100
Standard Motor Products, Inc.	1,400	15,638
Tenneco, Inc.*	1,500	24,255
TRW Automotive Holdings Corp.*	900	15,147
WABCO Holdings, Inc.	12,709	241,598
		607,222
Automobiles (0.1%)
Fleetwood Enterprises, Inc.*	23,800	107
Monaco Coach Corp.*	9,400	33
Thor Industries, Inc.	900	21,519
Winnebago Industries, Inc.	7,200	75,744
		97,403
Biotechnology (0.7%)
Arqule, Inc.*	5,300	32,436
Cubist Pharmaceuticals, Inc.*	8,336	165,636
Emergent Biosolutions, Inc.*	180	2,585
Halozyme Therapeutics, Inc.*	100	706
Immunogen, Inc.*	3,964	34,447
Martek Biosciences Corp.*	1,500	34,890
Maxygen, Inc.*	100	799
Medivation, Inc.*	3,500	86,625
Metabolix, Inc.*	100	926
Regeneron Pharmaceuticals, Inc.*	12,933	277,284
		636,334
Building Products (1.2%)
AAON, Inc.	100	1,961
Apogee Enterprises, Inc.	6,900	100,602
Armstrong World Industries, Inc.*	18,800	462,480
Gibraltar Industries, Inc.	1,600	12,432
Griffon Corp.*	21,934	211,444
Quanex Building Products Corp.	9,400	111,766

	Number of Shares	Value
COMMON STOCKS
Building Products
Simpson Manufacturing Co., Inc.	400	$11,360
Universal Forest Products, Inc.	3,900	174,096
		1,086,141
Capital Markets (1.1%)
Apollo Investment Corp.	26,700	190,104
Greenhill & Co., Inc.	200	15,064
Investment Technology Group, Inc.*	9,890	221,041
KBW, Inc.*	2,600	75,894
LaBranche & Co., Inc.*	12,100	45,859
Och-Ziff Capital Management Group LLC Class A	1,900	19,798
optionsXpress Holdings, Inc.	4,800	86,736
Piper Jaffray Cos.*	5,000	229,300
Prospect Capital Corp.	100	1,000
Stifel Financial Corp.*	400	19,972
SWS Group, Inc.	5,500	75,680
TradeStation Group, Inc.*	3,600	26,964
		1,007,412
Chemicals (2.5%)
A. Schulman, Inc.	6,476	138,004
American Vanguard Corp.	5,000	43,094
Arch Chemicals, Inc.	200	5,310
Balchem Corp.	4,800	133,200
Cabot Corp.	35,300	645,990
Calgon Carbon Corp.*	31,334	397,002
Cytec Industries, Inc.	13,100	328,810
Georgia Gulf Corp.*	228	3,942
H.B. Fuller Co.	5,100	102,816
LSB Industries, Inc.*	1,793	31,844
Olin Corp.	5,600	77,224
PolyOne Corp.*	23,100	99,099
Quaker Chemical Corp.	814	14,652
Sensient Technologies Corp.	700	17,633
Stepan Co.	1,800	80,604
Zep, Inc.	5,300	85,224
		2,204,448
Commercial Banks (4.8%)
Bank of the Ozarks, Inc.	4,900	123,872
Boston Private Financial Holdings, Inc.	16,000	73,280
Cascade Bancorp	2,900	4,176
Central Pacific Financial Corp.	7,200	15,624
Chemical Financial Corp.	200	4,346
City Holding Co.	100	3,222
Columbia Banking System, Inc.	4,900	59,486
Community Bank System, Inc.	2,600	47,138
East West Bancorp, Inc.	23,530	208,005
First Bancorp.	19,000	58,900
First Commonwealth Financial Corp.	19,640	130,999
First Financial Bancorp.	10,500	90,720
First Financial Bankshares, Inc.	11,247	592,379
First Midwest Bancorp, Inc.	17,550	146,718
FNB Corp.	19,800	153,648
Frontier Financial Corp.	2,900	2,610
Fulton Financial Corp.	6,300	42,588
Glacier Bancorp, Inc.	1,430	22,265
Hancock Holding Co.	400	16,156
Hanmi Financial Corp.*	4,700	8,272
Home Bancshares, Inc.	200	4,352
Independent Bank Corp./MA	5,200	110,916
International Bancshares Corp.	300	3,954
Irwin Financial Corp.*	1,800	1,152
Lakeland Bancorp, Inc.	100	904

	Number of Shares	Value
COMMON STOCKS
Commercial Banks
M&T Bank Corp.	17	$991
MainSource Financial Group, Inc.	100	671
MB Financial, Inc.	300	4,125
Nara Bancorp, Inc.	1,300	7,670
National Penn Bancshares, Inc.	19,800	98,604
NBT Bancorp, Inc.	100	2,294
Old National Bancorp	21,700	245,210
PacWest Bancorp	300	4,824
Park National Corp.	400	25,500
Pinnacle Financial Partners, Inc.*	3,100	48,360
PrivateBancorp, Inc.	9,600	238,368
Prosperity Bancshares, Inc.	400	13,404
Renasant Corp.	100	1,489
S&T Bancorp, Inc.	18,200	249,522
Santander BanCorp*	100	606
Signature Bank*	1,300	38,324
Simmons First National Corp. Class A	3,100	92,938
Sterling Bancorp	5,100	41,157
Sterling Bancshares, Inc.	9,725	78,481
Sterling Financial Corp.	13,400	37,386
Susquehanna Bancshares, Inc.	22,700	119,402
Texas Capital Bancshares, Inc.*	300	4,983
The South Financial Group, Inc.	4,826	7,770
Tompkins Financial Corp.	1,100	48,928
Trico Bancshares	200	3,326
Trustmark Corp.	2,100	41,790
UCBH Holdings, Inc.	13,200	15,972
UMB Financial Corp.	11,800	492,296
Umpqua Holdings Corp.	11,075	107,428
United Bankshares, Inc.	3,800	76,988
United Community Banks, Inc.*	6,457	43,456
Univest Corp. of Pennsylvania	100	2,587
WesBanco, Inc.	100	1,667
Western Alliance Bancorp*	83	575
Whitney Holding Corp.	11,400	99,864
Wilshire Bancorp, Inc.	1,400	10,304
Wintrust Financial Corp.	300	7,845
		4,240,787
Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	1,220	25,705
ATC Technology Corp.*	8,400	175,728
Deluxe Corp.	22,895	358,307
EnergySolutions, Inc.	2,290	19,717
G&K Services, Inc. Class A	4,586	104,194
Healthcare Services Group, Inc.	1,500	28,005
Herman Miller, Inc.	200	3,322
Interface, Inc. Class A	20,600	142,964
Mine Safety Appliances Co.	9,600	269,664
Mobile Mini, Inc.*	8,800	142,384
SYKES Enterprises, Inc.*	21,400	425,860
Tetra Tech., Inc.*	500	15,060
The Brink’s Co.	6,300	171,045
The Geo Group, Inc.*	100	1,798
The Standard Register Co.	1,500	5,310
United Stationers, Inc.*	100	4,642
Viad Corp.	200	3,544
		1,897,249
Communications Equipment (1.3%)
Acme Packet, Inc.*	6,300	63,252
Arris Group, Inc.*	46,284	563,739
Avocent Corp.*	4,600	71,346
Bel Fuse, Inc. Class B	1,148	21,100
Black Box Corp.	200	5,494

	Number of Shares	Value
COMMON STOCKS
Communications Equipment
Blue Coat Systems, Inc.*	300	$5,607
Comtech Telecommunications Corp.*	600	19,122
Digi International, Inc.*	6,100	62,281
Ditech Networks, Inc.*	8,700	11,832
EchoStar Corp. Class A*	2,200	32,428
EMS Technologies, Inc.*	3,700	81,400
Harmonic, Inc.*	3,300	22,869
Harris Stratex Networks, Inc. Class A*	100	694
InterDigital, Inc.*	200	5,922
Ixia*	200	1,508
Netgear, Inc.*	900	15,309
Network Equipment Technologies, Inc.*	3,300	18,810
Oplink Communications, Inc.*	2,700	34,344
PC-Tel, Inc.*	1,900	12,711
Plantronics, Inc.	1,900	44,973
Symmetricom, Inc.*	4,700	30,456
Tekelec*	1,000	18,390
Tollgrade Communications, Inc.*	1,550	8,665
Viasat, Inc.*	100	2,700
		1,154,952
Computers & Peripherals (2.2%)
3PAR, Inc.*	600	5,754
Adaptec, Inc.*	14,600	38,836
Avid Technology, Inc.*	19,100	233,975
Hutchinson Technology, Inc.*	1,800	5,886
Imation Corp.	5,100	46,308
Intermec, Inc.*	100	1,364
Intevac, Inc.*	5,400	62,154
Novatel Wireless, Inc.*	7,600	72,048
STEC, Inc.*	10,200	347,718
Stratasys, Inc.*	4,800	75,744
Sun Microsystems, Inc.*	23,700	217,329
Synaptics, Inc.*	35,460	849,976
		1,957,092
Construction & Engineering (0.6%)
Dycom Industries, Inc.*	24,700	314,431
EMCOR Group, Inc.*	900	21,708
Granite Construction, Inc.	6,000	203,280
Layne Christensen Co.*	500	11,865
MasTec, Inc.*	1,182	12,234
Orion Marine Group, Inc.*	100	2,236
Pike Electric Corp.*	300	3,159
		568,913
Construction Materials (0.0%)
Eagle Materials, Inc.	100	2,730
Headwaters, Inc.*	10,600	32,542
Texas Industries, Inc.	182	8,281
		43,553
Consumer Finance (0.2%)
Cash America International, Inc.	100	2,673
First Cash Financial Services, Inc.*	2,800	52,640
World Acceptance Corp.*	4,000	94,880
		150,193
Containers & Packaging (0.1%)
Chesapeake Corp.*	6,600	86
Myers Industries, Inc.	3,400	33,456
Rock-Tenn Co. Class A	300	13,488
		47,030

	Number of Shares	Value
COMMON STOCKS
Distributors (0.0%)
Audiovox Corp. Class A*	1,100	$8,679

Diversified Consumer Services (1.5%)
American Public Education, Inc.*	100	3,537
Capella Education Co.*	400	25,744
Hillenbrand, Inc.	33,416	605,498
Lincoln Educational Services Corp.*	1,100	22,396
Pre-Paid Legal Services, Inc.*	1,700	82,909
Regis Corp.	34,100	465,806
Steiner Leisure, Ltd.*	100	3,171
Universal Technical Institute, Inc.*	5,000	79,350
		1,288,411
Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	100	774
Compass Diversified Holdings	500	4,500
Financial Federal Corp.	600	12,168
Interactive Brokers Group, Inc. Class A*	8,100	152,199
MarketAxess Holdings, Inc.*	100	1,046
PHH Corp.*	8,400	153,972
Portfolio Recovery Associates, Inc.*	1,000	46,150
		370,809
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	900	6,669
Cbeyond, Inc.*	2,000	28,040
Consolidated Communications Holdings, Inc.	200	2,526
Fairpoint Communications, Inc.	8,500	5,015
General Communication, Inc. Class A*	6,500	44,525
Global Crossing, Ltd.*	100	1,087
Neutral Tandem, Inc.*	14,000	434,000
Premiere Global Services, Inc.*	28,900	277,151
		799,013
Electric Utilities (0.2%)
Allete, Inc.	100	3,198
Central Vermont Public Service Corp.	1,000	18,440
El Paso Electric Co.*	9,400	142,034
UIL Holdings Corp.	100	2,440
Unisource Energy Corp.	100	2,760
		168,872
Electrical Equipment (1.7%)
A.O. Smith Corp.	11,800	460,672
Acuity Brands, Inc.	100	2,951
Baldor Electric Co.	100	2,576
Belden, Inc.	12,300	215,742
Brady Corp. Class A	600	17,646
C&D Technologies, Inc.*	2,400	4,800
Encore Wire Corp.	100	2,169
EnerSys*	38,500	761,915
II-VI, Inc.*	900	21,591
Magnetek, Inc.*	4,200	5,670
Regal-Beloit Corp.	200	9,272
Vicor Corp.	2,100	16,569
		1,521,573
Electronic Equipment, Instruments & Components (3.2%)
Agilysys, Inc.	2,300	10,833
Anixter International, Inc.*	300	10,266
Benchmark Electronics, Inc.*	3,216	50,812
Brightpoint, Inc.*	30,900	183,546
Checkpoint Systems, Inc.*	4,000	69,320
Cognex Corp.	4,700	77,550

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment, Instruments & Components
Coherent, Inc.*	100	$1,962
CTS Corp.	3,900	32,877
Daktronics, Inc.	8,500	71,230
DTS, Inc.*	4,300	118,121
Electro Scientific Industries, Inc.*	6,900	90,390
FARO Technologies, Inc.*	4,100	72,570
Gerber Scientific, Inc.*	1,700	5,321
Insight Enterprises, Inc.*	11,400	117,420
IPG Photonics Corp.*	100	1,073
Keithley Instruments, Inc.	1,300	7,241
Littelfuse, Inc.*	5,400	126,360
Mercury Computer Systems, Inc.*	2,400	27,600
Methode Electronics, Inc.	9,400	71,252
MTS Systems Corp.	4,100	96,309
Multi-Fineline Electronix, Inc.*	100	2,279
Newport Corp.*	7,100	52,469
Orbotech, Ltd.*	400	4,352
OSI Systems, Inc.*	100	1,981
Park Electrochemical Corp.	5,100	119,187
Plexus Corp.*	700	17,983
Radisys Corp.*	3,200	25,570
Rogers Corp.*	4,000	99,800
SYNNEX Corp.*	22,400	636,608
Tech Data Corp.*	45	1,572
Technitrol, Inc.	4,600	33,396
TTM Technologies, Inc.*	10,700	105,609
Vishay Intertechnology, Inc.*	72,800	517,608
		2,860,467
Energy Equipment & Services (4.5%)
Atwood Oceanics, Inc.*	23,400	674,856
CARBO Ceramics, Inc.	7,605	317,053
Complete Production Services, Inc.*	900	7,434
Dril-Quip, Inc.*	200	8,458
Exterran Holdings, Inc.*	53,500	930,365
Global Industries, Ltd.*	48,758	333,017
Gulf Island Fabrication, Inc.	3,500	50,750
ION Geophysical Corp.*	22,600	60,794
Matrix Service Co.*	6,500	65,845
Oil States International, Inc.*	2,100	56,952
Pioneer Drilling Co.*	12,766	55,915
RPC, Inc.	18,900	155,358
SEACOR Holdings, Inc.*	15,140	1,203,327
Unit Corp.*	800	25,352
		3,945,476
Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	17,800	488,254
Great Atlantic & Pacific Tea Co.*	4,100	23,657
Nash Finch Co.	900	27,630
Pricesmart, Inc.	100	1,631
Ruddick Corp.	13,100	307,850
Spartan Stores, Inc.	700	9,023
The Andersons, Inc.	4,681	150,822
The Pantry, Inc.*	3,300	57,915
United Natural Foods, Inc.*	100	2,703
Weis Markets, Inc.	800	26,456
Winn-Dixie Stores, Inc.*	21,400	303,238
		1,399,179
Food Products (1.0%)
B&G Foods, Inc. Class A	500	4,175
Cal-Maine Foods, Inc.	200	5,886
Chiquita Brands International, Inc.*	16,600	203,350

	Number of Shares	Value
COMMON STOCKS
Food Products
Diamond Foods, Inc.	4,100	$115,620
Green Mountain Coffee Roasters, Inc.*	500	35,220
J & J Snack Foods Corp.	5,400	234,036
Lancaster Colony Corp.	3,391	154,426
Lance, Inc.	5,500	139,370
TreeHouse Foods, Inc.*	100	3,245
		895,328
Gas Utilities (1.8%)
Atmos Energy Corp.	300	8,148
Ferrellgas Partners LP	300	5,511
New Jersey Resources Corp.	22,100	853,060
Northwest Natural Gas Co.	9,600	428,544
Piedmont Natural Gas Co., Inc.	1,800	44,316
South Jersey Industries, Inc.	100	3,688
Southwest Gas Corp.	8,700	210,714
The Laclede Group, Inc.	700	23,499
		1,577,480
Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*	5,500	147,235
ABIOMED, Inc.*	1,800	13,590
Align Technology, Inc.*	11,100	121,101
American Medical Systems Holdings, Inc.*	16,200	247,698
Angiodynamics, Inc.*	100	1,248
CryoLife, Inc.*	3,900	19,812
Cyberonics, Inc.*	5,905	98,082
Greatbatch, Inc.*	24,140	532,046
Haemonetics Corp.*	6,100	359,961
ICU Medical, Inc.*	3,900	151,827
Immucor, Inc.*	10,200	169,932
Integra LifeSciences Holdings*	300	9,498
Invacare Corp.	2,100	42,840
IRIS International, Inc.*	100	1,020
Kensey Nash Corp.*	2,800	79,968
Merit Medical Systems, Inc.*	6,900	126,201
Natus Medical, Inc.*	6,900	93,840
Neogen Corp.*	3,600	104,904
Palomar Medical Technologies, Inc.*	3,000	44,820
Somanetics Corp.*	200	2,806
SurModics, Inc.*	3,600	80,496
Symmetry Medical, Inc.*	8,900	76,184
The Cooper Cos., Inc.	2,700	74,088
Theragenics Corp.*	6,700	8,375
West Pharmaceutical Services, Inc.	100	3,650
Zoll Medical Corp.*	5,200	95,836
		2,707,058
Health Care Providers & Services (4.0%)
Air Methods Corp.*	2,600	76,466
Alliance HealthCare Services, Inc.*	600	2,958
Almost Family, Inc.*	1,585	50,276
Amedisys, Inc.*	700	31,297
AMERIGROUP Corp.*	9,100	224,588
AMN Healthcare Services, Inc.*	6,300	45,864
Amsurg Corp.*	6,900	142,278
Bio-Reference Laboratories, Inc.*	2,800	89,768
Catalyst Health Solutions, Inc.*	19,804	510,547
Centene Corp.*	255	4,924
Corvel Corp.*	900	21,978
Cross Country Healthcare, Inc.*	8,110	67,719
Genoptix, Inc.*	300	9,393
Gentiva Health Services, Inc.*	6,520	138,746
Hanger Orthopedic Group, Inc.*	6,100	83,692

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
Healthspring, Inc.*	1,815	$22,923
Healthways, Inc.*	300	4,422
HMS Holdings Corp.*	1,100	42,240
inVentiv Health, Inc.*	4,000	61,360
IPC The Hospitalist Co.*	2,100	58,485
Kindred Healthcare, Inc.*	34,400	482,976
Landauer, Inc.	1,500	100,380
LCA-Vision, Inc.*	345	1,980
LHC Group, Inc.*	200	5,870
Magellan Health Services, Inc.*	1,294	41,874
Medcath Corp.*	1,900	22,914
Mednax, Inc.*	300	13,905
Molina Healthcare, Inc.*	7,800	175,890
MWI Veterinary Supply, Inc.*	3,000	115,140
Odyssey HealthCare, Inc.*	8,200	95,530
PSS World Medical, Inc.*	100	2,021
Psychiatric Solutions, Inc.*	22,100	597,142
RehabCare Group, Inc.*	4,586	110,339
Res-Care, Inc.*	6,350	99,187
		3,555,072
Health Care Technology (0.3%)
Computer Programs & Systems, Inc.	2,300	89,585
Eclipsys Corp.*	3,900	70,980
Omnicell, Inc.*	6,200	77,376
Phase Forward, Inc.*	3,000	42,600
Quality Systems, Inc.	247	13,558
		294,099
Hotels, Restaurants & Leisure (4.1%)
Ameristar Casinos, Inc.	13,600	254,184
Bob Evans Farms, Inc.	19,800	574,596
Buffalo Wild Wings, Inc.*	4,012	161,884
California Pizza Kitchen, Inc.*	4,100	67,650
CKE Restaurants, Inc.	800	7,080
Cracker Barrel Old Country Store, Inc.	7,200	207,792
DineEquity, Inc.	200	4,942
Gaylord Entertainment Co.*	2,200	31,394
Interval Leisure Group, Inc.*	9,800	103,390
Jack in the Box, Inc.*	500	10,550
Life Time Fitness, Inc.*	1,200	30,540
Marcus Corp.	2,700	34,128
Multimedia Games, Inc.*	2,000	11,240
O’Charley’s, Inc.	5,300	55,067
P.F. Chang’s China Bistro, Inc.*	37,200	1,261,452
Peet’s Coffee & Tea, Inc.*	2,900	79,663
Red Robin Gourmet Burgers, Inc.*	3,800	71,136
Ruby Tuesday, Inc.*	15,700	117,436
Ruth’s Hospitality Group, Inc.*	2,300	9,016
Shuffle Master, Inc.*	13,400	96,480
Sonic Corp.*	300	3,309
Texas Roadhouse, Inc. Class A*	200	2,226
The Cheesecake Factory, Inc.*	16,500	319,605
The Steak N Shake Co.*	7,226	73,850
		3,588,610
Household Durables (1.4%)
American Greetings Corp. Class A	6,500	102,505
Blyth, Inc.	600	25,458
Champion Enterprises, Inc.*	4,600	2,162
CSS Industries, Inc.	100	2,320
Helen of Troy, Ltd.*	7,400	160,950
La-Z-Boy, Inc.	12,800	86,656
M/I Homes, Inc.*	4,500	59,085

	Number of Shares	Value
COMMON STOCKS
Household Durables
National Presto Industries, Inc.	1,200	$96,432
Russ Berrie & Co., Inc.*	1,400	7,336
Skyline Corp.	300	7,281
Standard Pacific Corp.*	21,000	72,240
Tempur-Pedic International, Inc.	38,600	572,438
Universal Electronics, Inc.*	1,700	35,887
		1,230,750
Household Products (0.6%)
Central Garden & Pet Co.*	23,800	291,788
Central Garden & Pet Co. Class A*	16,700	188,543
Spectrum Brands, Inc.*	12,800	398
WD-40 Co.	1,900	57,437
		538,166
Industrial Conglomerates (0.3%)
Standex International Corp.	1,448	18,143
Tredegar Corp.	14,200	207,888
		226,031
Insurance (2.8%)
American Equity Investment Life Holding Co.	9,700	70,228
American Physicians Capital, Inc.	900	40,041
AMERISAFE, Inc.*	2,300	38,249
Citizens, Inc.*	800	5,640
Delphi Financial Group, Inc. Class A	1,600	38,128
eHealth, Inc.*	2,300	37,352
Infinity Property & Casualty Corp.	2,900	120,466
LandAmerica Financial Group, Inc.	2,800	210
Navigators Group, Inc.*	900	44,379
OneBeacon Insurance Group, Ltd. Class A	500	5,650
Presidential Life Corp.	2,748	24,567
ProAssurance Corp.*	300	15,234
Protective Life Corp.	74,000	1,106,300
RLI Corp.	300	14,883
Safety Insurance Group, Inc.	2,012	64,907
Selective Insurance Group, Inc.	25,490	380,821
Stewart Information Services Corp.	4,500	61,965
Tower Group, Inc.	300	7,491
United Fire & Casualty Co.	2,575	43,286
Unitrin, Inc.	28,800	379,872
Zenith National Insurance Corp.	100	2,387
		2,502,056
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	900	41,607
HSN, Inc.*	9,900	100,287
NutriSystem, Inc.	1,200	17,076
PetMed Express, Inc.*	5,600	103,936
Stamps.com, Inc.*	3,800	32,794
Ticketmaster Entertainment, Inc.*	10,100	81,810
		377,510
Internet Software & Services (1.3%)
Bankrate, Inc.*	500	14,350
comScore, Inc.*	100	1,522
DealerTrack Holdings, Inc.*	2,000	39,660
Infospace, Inc.*	8,600	62,952
Internet Brands, Inc. Class A*	100	751
j2 Global Communications, Inc.*	18,200	436,618
Liquidity Services, Inc.*	200	2,296
LoopNet, Inc.*	200	1,600
Open Text Corp.*	28	1,055
Perficient, Inc.*	2,700	19,926

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services
The Knot, Inc.*	100	$874
United Online, Inc.	9,800	89,964
ValueClick, Inc.*	39,600	455,400
Vocus, Inc.*	300	5,046
		1,132,014
IT Services (2.7%)
Acxiom Corp.	55,897	539,406
CACI International, Inc. Class A*	300	13,860
Ciber, Inc.*	15,200	50,312
Convergys Corp.*	32,100	343,791
CSG Systems International, Inc.*	24,661	411,345
Cybersource Corp.*	19,500	338,130
Global Cash Access Holdings, Inc.*	41,630	374,670
Heartland Payment Systems, Inc.	2,700	28,782
Integral Systems, Inc.*	300	2,154
MAXIMUS, Inc.	500	21,310
StarTek, Inc.*	1,300	12,285
Syntel, Inc.	1,200	47,496
VeriFone Holdings, Inc.*	13,800	124,338
Wright Express Corp.*	2,685	75,932
		2,383,811
Leisure Equipment & Products (1.0%)
Arctic Cat, Inc.	500	3,080
Brunswick Corp.	22,400	160,832
Callaway Golf Co.	61,500	391,755
Nautilus, Inc.*	2,400	5,112
Polaris Industries, Inc.	800	30,296
Pool Corp.	100	2,362
RC2 Corp.*	3,400	51,918
Smith & Wesson Holding Corp.*	36,000	218,160
Sturm, Ruger & Co., Inc.	4,800	59,904
		923,419
Life Sciences Tools & Services (0.6%)
Affymetrix, Inc.*	4,700	41,790
Cambrex Corp.*	2,600	11,908
Dionex Corp.*	3,700	243,867
Enzo Biochem, Inc.*	8,100	41,310
eResearchTechnology, Inc.*	4,100	22,345
Kendle International, Inc.*	600	7,008
Nektar Therapeutics*	24,300	172,044
Paraxel International Corp.*	700	10,829
		551,101
Machinery (2.6%)
Actuant Corp. Class A	100	1,284
Albany International Corp. Class A	5,700	78,318
American Railcar Industries, Inc.	100	829
Badger Meter, Inc.	3,500	128,975
Basin Water, Inc.*	2,200	112
CIRCOR International, Inc.	2,000	46,120
CLARCOR, Inc.	300	9,933
Crane Co.	30,600	649,332
EnPro Industries, Inc.*	4,900	87,318
ESCO Technologies, Inc.*	100	4,109
Federal Signal Corp.	25,100	222,386
Force Protection, Inc.*	3,200	16,544
Gardner Denver, Inc.*	268	7,823
Graham Corp.	337	4,610
John Bean Technologies Corp.	6,900	95,634
Kaydon Corp.	600	19,602
Lindsay Corp.	269	9,542

	Number of Shares	Value
COMMON STOCKS
Machinery
Lydall, Inc.*	1,900	$6,175
Mueller Industries, Inc.	288	6,843
Oshkosh Corp.	8,055	221,110
RBC Bearings, Inc.*	300	7,110
Robbins & Myers, Inc.	8,182	171,249
Tennant Co.	11,630	255,162
Toro Co.	100	3,466
Trinity Industries, Inc.	14,100	196,836
Wabash National Corp.	3,300	2,739
Watts Water Technologies, Inc. Class A	300	7,902
		2,261,063
Marine (0.0%)
Kirby Corp.*	300	11,103

Media (1.0%)
4Kids Entertainment, Inc.*	1,300	2,275
Cinemark Holdings, Inc.	5,700	63,213
E.W. Scripps Co. Class A	3,300	13,266
Gannett Co., Inc.	100	700
Harte-Hanks, Inc.	18,465	199,791
Liberty Media Corp. - Capital Series A*	3,800	55,689
Live Nation, Inc.*	20,900	122,056
Meredith Corp.	3,900	103,233
National CineMedia, Inc.	17,700	260,367
Outdoor Channel Holdings, Inc.*	100	758
R.H. Donnelley Corp.*	2,400	137
Radio One, Inc. Class D*	26,700	9,078
Scholastic Corp.	1,500	33,825
Warner Music Group Corp.*	2,600	14,612
		879,000
Metals & Mining (2.2%)
A.M. Castle & Co.	200	2,110
Brush Engineered Materials, Inc.*	5,000	106,650
Century Aluminum Co.*	2,200	18,436
Olympic Steel, Inc.	2,200	56,122
RTI International Metals, Inc.*	200	3,552
Schnitzer Steel Industries, Inc. Class A	300	16,131
Stillwater Mining Co.*	50,500	337,845
Worthington Industries, Inc.	104,355	1,379,573
		1,920,419
Multi-Utilities (0.1%)
Avista Corp.	500	9,260
Black Hills Corp.	1,900	49,419
CH Energy Group, Inc.	414	20,489
NorthWestern Corp.	800	19,360
		98,528
Multiline Retail (0.7%)
99 Cents Only Stores*	19,312	282,921
Fred’s, Inc. Class A	23,800	320,824
Tuesday Morning Corp.*	7,800	36,192
		639,937
Oil, Gas & Consumable Fuels (0.9%)
Atlas Pipeline Partners LP	3,379	24,565
Berry Petroleum Co. Class A	12,000	284,640
BPZ Resources, Inc.*	1,900	13,680
Delek US Holdings, Inc.	100	852
Goodrich Petroleum Corp.*	2,100	53,865
Holly Corp.	100	2,127
McMoRan Exploration Co.*	2,300	14,628

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Penn Virginia Corp.	100	$1,921
Petroquest Energy, Inc.*	13,100	43,885
Sabine Royalty Trust	100	3,900
W&T Offshore, Inc.	32,700	349,563
Western Refining, Inc.*	300	1,953
		795,579
Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	9,687	61,512
Clearwater Paper Corp.*	2,800	112,196
Schweitzer-Mauduit International, Inc.	3,420	111,834
Wausau Paper Corp.	4,800	45,120
		330,662
Personal Products (0.1%)
Chattem, Inc.*	200	12,534
Elizabeth Arden, Inc.*	100	960
Mannatech, Inc.	1,721	6,041
Nu Skin Enterprises, Inc. Class A	1,100	19,811
Revlon, Inc. Class A*	4,100	24,846
		64,192
Pharmaceuticals (0.7%)
Noven Pharmaceuticals, Inc.*	3,881	63,959
Salix Pharmaceuticals, Ltd.*	12,000	146,160
The Medicines Co.*	49,600	402,256
Viropharma, Inc.*	3,200	23,584
		635,959
Professional Services (0.6%)
CDI Corp.	900	11,430
Exponent, Inc.*	100	2,581
Heidrick & Struggles International, Inc.	4,200	86,058
Kforce, Inc.*	100	974
Navigant Consulting, Inc.*	8,000	95,200
On Assignment, Inc.*	1,800	7,614
School Specialty, Inc.*	3,900	87,243
Spherion Corp.*	13,200	72,600
TrueBlue, Inc.*	10,900	138,430
		502,130
Real Estate Investment Trusts (5.2%)
Acadia Realty Trust	9,812	134,424
BioMed Realty Trust, Inc.	17,600	205,568
Cedar Shopping Centers, Inc.	11,200	59,472
Colonial Properties Trust	9,200	73,416
Cousins Properties, Inc.	4,900	42,191
DiamondRock Hospitality Co.	18,200	123,032
EastGroup Properties, Inc.	4,900	170,128
Entertainment Properties Trust	4,200	114,702
Extra Space Storage, Inc.	16,200	142,236
Franklin Street Properties Corp.	15,000	213,900
Healthcare Realty Trust, Inc.	7,700	149,457
Home Properties, Inc.	7,300	260,610
Inland Real Estate Corp.	19,200	141,696
Kilroy Realty Corp.	7,700	181,720
Kite Realty Group Trust	14,900	47,680
LaSalle Hotel Properties	17,100	254,961
Lexington Realty Trust	22,622	96,821
LTC Properties, Inc.	5,800	141,636
Medical Properties Trust, Inc.	20,800	145,600
Mid-America Apartment Communities, Inc.	7,100	281,657
National Retail Properties, Inc.	10,300	203,013
Parkway Properties, Inc.	5,400	76,518

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Pennsylvania Real Estate Investment Trust	9,900	$52,371
Post Properties, Inc.	8,000	113,280
PS Business Parks, Inc.	3,800	196,498
Senior Housing Properties Trust	29,500	550,470
Sovran Self Storage, Inc.	5,500	148,060
Tanger Factory Outlet Centers, Inc.	4,600	163,484
Urstadt Biddle Properties, Class A	5,300	81,567
		4,566,168
Real Estate Management & Development (0.0%)
Consolidated-Tomoka Land Co.	200	7,456
Tejon Ranch Co.*	100	2,644
		10,100
Road & Rail (0.7%)
Heartland Express, Inc.	400	6,160
Knight Transportation, Inc.	20,157	365,648
Marten Transport Ltd.*	1,500	26,460
Old Dominion Freight Line, Inc.*	100	3,563
Werner Enterprises, Inc.	12,600	227,556
		629,387
Semiconductors & Semiconductor Equipment (6.9%)
Actel Corp.*	6,500	72,410
Advanced Energy Industries, Inc.*	8,200	98,646
Applied Micro Circuits Corp.*	32,000	276,800
Axcelis Technologies, Inc.*	32,000	17,600
Brooks Automation, Inc.*	15,400	91,322
Cabot Microelectronics Corp.*	1,600	54,272
Cohu, Inc.	6,100	73,993
Cymer, Inc.*	300	10,263
Cypress Semiconductor Corp.*	30,900	328,158
DSP Group, Inc.*	3,200	27,872
Exar Corp.*	9,100	63,973
Fairchild Semiconductor International, Inc.*	3,000	26,490
FEI Co.*	6,700	164,150
Hittite Microwave Corp.*	700	24,584
Integrated Device Technology, Inc.*	49,800	337,146
Kopin Corp.*	17,100	67,887
Kulicke & Soffa Industries, Inc.*	15,500	90,985
Micrel, Inc.	5,000	39,100
Microsemi Corp.*	3,103	42,356
MKS Instruments, Inc.*	8,300	160,771
Pericom Semiconductor Corp.*	4,100	38,950
Rudolph Technologies, Inc.*	3,000	24,510
Semtech Corp.*	27,460	505,264
Skyworks Solutions, Inc.*	80,900	977,272
Standard Microsystems Corp.*	5,400	125,280
Supertex, Inc.*	1,519	35,013
Tessera Technologies, Inc.*	62,300	1,750,007
TriQuint Semiconductor, Inc.*	25,800	185,244
Ultratech, Inc.*	5,900	70,269
Varian Semiconductor Equipment Associates, Inc.*	300	9,612
Veeco Instruments, Inc.*	8,100	152,604
Zoran Corp.*	12,100	139,392
		6,082,195
Software (4.3%)
Advent Software, Inc.*	8,800	320,760
ANSYS, Inc.*	2,916	91,154
Ariba, Inc.*	17,500	183,925
AsiaInfo Holdings, Inc.*	17,800	343,006
Blackbaud, Inc.	2,400	44,880
Bottomline Technologies, Inc.*	100	1,023

	Number of Shares	Value
COMMON STOCKS
Software
CommVault Systems, Inc.*	4,100	$71,381
Concur Technologies, Inc.*	6,469	223,116
DemandTec, Inc.*	100	891
Ebix, Inc.*	2,200	91,256
Epicor Software Corp.*	15,300	93,024
Fair Isaac Corp.	13,600	260,984
Informatica Corp.*	31,700	582,963
JDA Software Group, Inc.*	6,832	140,808
Manhattan Associates, Inc.*	5,700	105,450
Mentor Graphics Corp.*	200	1,388
MSC.Software Corp.*	100	731
Netscout Systems, Inc.*	20,800	206,960
Pegasystems, Inc.	2,700	76,410
Phoenix Technologies, Ltd.*	2,953	9,774
Progress Software Corp.*	100	2,263
Radiant Systems, Inc.*	6,900	69,414
Smith Micro Software, Inc.*	7,100	81,153
Sonic Solutions*	2,800	10,164
SPSS, Inc.*	4,800	237,504
SuccessFactors, Inc.*	100	1,055
Symyx Technologies, Inc.*	800	5,544
Take-Two Interactive Software, Inc.*	30,400	289,408
Taleo Corp. Class A*	300	5,250
THQ, Inc.*	11,200	75,152
TiVo, Inc.*	8,700	89,175
Ultimate Software Group, Inc.*	500	12,800
Websense, Inc.*	4,200	62,160
		3,790,926
Specialty Retail (6.4%)
America’s Car-Mart, Inc.*	100	2,187
Barnes & Noble, Inc.	16,800	386,904
Bebe Stores, Inc.	10,800	78,516
Big 5 Sporting Goods Corp.	5,100	66,300
Brown Shoe Co., Inc.	10,000	77,500
Charlotte Russe Holding, Inc.*	5,200	78,052
Christopher & Banks Corp.	8,900	70,488
Collective Brands, Inc.*	6,600	105,072
Dress Barn, Inc.*	45,800	714,022
Genesco, Inc.*	5,500	119,460
Haverty Furniture Cos., Inc.	4,700	50,478
hhgregg, Inc.*	100	1,835
HOT Topic, Inc.*	52,952	409,319
Jo-Ann Stores, Inc.*	6,500	151,450
JOS. A. Bank Clothiers, Inc.*	377	13,794
MarineMax, Inc.*	300	2,019
Midas, Inc.*	2,700	26,649
Monro Muffler, Inc.	16,400	436,076
PEP Boys-Manny, Moe & Jack	10,600	105,258
Rent-A-Center, Inc.*	54,300	1,127,268
Sally Beauty Holdings, Inc.*	28,700	200,326
Select Comfort Corp.*	14,100	34,686
Sonic Automotive, Inc. Class A	7,000	86,100
Stage Stores, Inc.	10,112	126,198
Stein Mart, Inc.*	6,300	69,489
The Buckle, Inc.	23,450	725,543
The Cato Corp. Class A	4,500	89,460
The Finish Line, Inc. Class A	12,600	109,620
The Gymboree Corp.*	3,200	127,296
Tractor Supply Co.*	787	37,752
Tween Brands, Inc.*	200	1,448
Zale Corp.*	3,200	18,944
Zumiez, Inc.*	4,700	44,948
		5,694,457

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.*	4,200	$119,028
CROCS, Inc.*	20,800	71,136
Jones Apparel Group, Inc.	15,600	214,656
K-Swiss, Inc. Class A	200	2,168
Liz Claiborne, Inc.	23,100	72,996
Lululemon Athletica, Inc.*	900	15,948
Maidenform Brands, Inc.*	4,794	66,301
Oxford Industries, Inc.	3,400	46,688
Quiksilver, Inc.*	13,900	29,885
Skechers U.S.A., Inc. Class A*	2,000	27,660
Steven Madden, Ltd.*	12,600	403,956
The Timberland Co. Class A*	26,100	356,004
True Religion Apparel, Inc.*	300	6,708
Unifirst Corp.	200	7,784
Volcom, Inc.*	3,900	47,307
Wolverine World Wide, Inc.	5,400	130,140
		1,618,365
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	700	6,797
Bank Mutual Corp.	5,300	52,152
Brookline Bancorp, Inc.	5,000	58,250
Corus Bankshares, Inc.*	7,400	1,850
Dime Community Bancshares	300	3,612
Downey Financial Corp.	5,400	92
Flagstar Bancorp, Inc.*	8,800	7,920
Flushing Financial Corp.	300	3,183
Guaranty Financial Group, Inc.*	11,000	1,320
IndyMac Bancorp, Inc.*	2,500	96
NewAlliance Bancshares, Inc.	5,200	64,156
Ocwen Financial Corp.*	33,500	477,375
Trustco Bank Corp. NY	26,045	163,823
		840,626
Tobacco (0.4%)
Alliance One International, Inc.*	22,300	92,322
Universal Corp.	6,200	236,034
		328,356
Trading Companies & Distributors (1.9%)
Applied Industrial Technologies, Inc.	100	2,212
Beacon Roofing Supply, Inc.*	27,800	466,206
Building Materials Holding Corp.*	9,400	287
H&E Equipment Services, Inc.*	200	2,128
Kaman Corp.	324	6,214
Lawson Products, Inc.	500	8,400
Rush Enterprises, Inc. Class A*	100	1,310
Watsco, Inc.	3,600	188,856
WESCO International, Inc.*	40,700	1,004,883
		1,680,496
Water Utilities (0.2%)
California Water Service Group	4,500	170,415
SJW Corp.	100	2,242
		172,657
Wireless Telecommunication Services (1.2%)
Centennial Communications Corp.*	59,400	455,598
Shenandoah Telecommunications Co.	100	2,036
Syniverse Holdings, Inc.*	27,000	473,310

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services
USA Mobility, Inc.	9,300	$125,550
		1,056,494
TOTAL COMMON STOCKS (Cost $81,738,517)		87,715,269

TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $81,738,517)		87,715,269

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)		693,423

NET ASSETS (100.0%)		$88,408,692

*              Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$87,715,269	$—	$—	$87,715,269
Other Financial Instruments*	—	—	—	—
	$87,715,269	$—	$—	$87,715,269

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $81,738,517, $9,512,934, $(3,536,182) and $5,976,752, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.            The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 18, 2009